PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Category of assets)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [abstract]
Cash and cash equivalents	2.00%	5.00%
Equity securities	54.00%	50.00%
Debt securities	44.00%	44.00%
Real estate	0.00%	1.00%
Total	100.00%	100.00%